Average Annual Total Returns{- Fidelity® Balanced Fund} - 08.31 Fidelity Balanced Fund K PRO-12 - Fidelity® Balanced Fund	Fidelity Balanced Fund-Class K Return Before Taxes Past 1 year	Fidelity Balanced Fund-Class K Return Before Taxes Past 5 years	Fidelity Balanced Fund-Class K Return Before Taxes Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	F0408 Past 1 year	F0408 Past 5 years	F0408 Past 10 years
Total	24.48%	8.46%	10.12%	31.49%	11.70%	13.56%	22.18%	8.37%	9.77%